COMBINED AND CONSOLIDATED BALANCE SHEETS	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 13,404,512	¥ 89,960,362	¥ 9,713,466
Restricted cash	2,065,406	13,861,350	21,207,771
Accounts receivable, net of allowance for doubtful accounts of RMB294,242 and RMB460,428 as of March 31, 2018 and 2019, respectively	4,376,559	29,371,964	6,239,617
Inventories	32,803,581	220,151,394	320,383,465
Advances to suppliers, net of allowance for doubtful accounts of RMB26,317,009 and nil as of March 31, 2018 and 2019, respectively	6,279,768	42,144,779	24,694,549
Prepaid expenses and other current assets	4,912,539	32,969,032	30,295,221
Amounts due from related parties			295,000
Total current assets	63,842,365	428,458,881	412,829,089
Property and equipment, net	21,765,303	146,071,301	5,145,359
Intangible assets, net	15,564,552	104,456,822	3,740,000
Goodwill	149,303	1,002,000	1,002,000
Long-term investments	1,132,435	7,600,000	1,090,052
Other non-current assets	253,593	1,701,913	837,145
TOTAL ASSETS	102,707,551	689,290,917	424,643,645
Current liabilities :
Accounts payable	11,631,384	78,060,546	72,889,659
Notes payable	4,566,196	30,644,656	47,105,605
Accrued salary and benefits	8,779,020	58,917,761	41,436,994
Accrued expenses and other current liabilities	3,581,971	24,039,320	13,877,331
Amounts due to related parties	85,656,749	574,859,577	374,558,131
Dividend payable	17,142	115,043
Income tax payable	249,377	1,673,618	6,950,908
Total current liabilities	114,481,839	768,310,521	556,818,628
Non-current liabilities :
Long-term Deposits	260,758	1,750,000	1,850,000
Obligation under capital lease	1,650,425	11,076,325
Total liabilities	116,393,022	781,136,846	558,668,628
Commitments and contingencies (Note 16)
Shareholders' deficit:
Ordinary shares (US$0.000000001 par value; nil and 1,000,000,000 shares authorized, nil and 363,572,659 shares issued and outstanding as of March 31, 2018 and 2019)	1	6
Additional paid in capital	104,458,319	701,040,669	6,886,900
Subscription receivable	(83,292,906)	(558,995,348)
Accumulated deficit	(34,663,746)	(232,635,331)	(159,389,093)
Total Ruhnn Holding Limited shareholders' deficit	(13,498,332)	(90,590,004)	(152,502,193)
Non-controlling interest	(187,139)	(1,255,925)	18,477,210
Total shareholders' deficit	(13,685,471)	(91,845,929)	(134,024,983)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 102,707,551	¥ 689,290,917	¥ 424,643,645